Intangible Assets - Customer List Acquistion (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 countries
Finite-Lived Intangible Assets [Line Items]
Number of countries in which network of customers were acquired (countries)			143
Finite-lived intangible assets, gross	$ 153,325	$ 125,525
Shares of common stock acquired, from the issuance of warrants (shares)			250
Value of common stock acquired, from the issuance of warrants			1,760
Impairment of intangible assets	(48,249)	0
Finite-lived intangible assets, net	19,877	108,091
Advertisers [Member]
Finite-Lived Intangible Assets [Line Items]
Network of customers acquired (customers)			12,000
Twitter Publishers [Member]
Finite-Lived Intangible Assets [Line Items]
Network of customers acquired (customers)			20,000
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	125,525	125,525
Impairment of intangible assets		0
Finite-lived intangible assets, net	18,000
Finite-lived intangible asset, useful life (in years)	1 year
Customer Lists [Member] | General and Administrative Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	48,249
Amortization of intangible assets	$ 41,842	$ 17,434